COSTS OF SALES	12 Months Ended
Dec. 31, 2022
COSTS OF SALES
COSTS OF SALES

20— COSTS OF SALES

Costs of sales consist of the following:

	Year Ended December 31,
	2022	2021	2020
Direct costs of sales	(19,814)	(16,199)	(14,058)
Indirect costs of sales	(11,102)	(9,443)	(9,225)
Total costs of sales	(30,916)	(25,643)	(23,283)